Pension and Other Post-retirement Benefit Plans (Components of Net Periodic Benefit Cost Income) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)					$ 11,300	$ 3,900
Allocation to affiliates	$ 165	$ 179	$ 658	$ 688	702	751
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,000		12,300		14,900	16,500
Interest cost	10,600		41,200		39,600	38,400
Expected return on plan assets	(10,100)		(42,100)		(43,600)	(43,300)
Recognized prior service cost (credit)	100		300		300	300
Recognized actuarial loss	2,000		7,900		14,200	18,400
Settlement charge	0		5,500		0	0
Other adjustments	0		0		0	0
Net periodic benefit cost (income)	5,600		25,100		25,400	30,300
Allocation to affiliates	(400)		(1,800)		(4,200)	(2,900)
Adjusted net periodic benefit cost (income)	5,200		23,300		21,200	27,400
Amount allocated to construction projects	(600)		(1,900)		(4,700)	(6,400)
Amount deferred as regulatory asset (liability)-net allocations	1,500		600		5,900	6,900
Amount charged (credited) to expense	6,100		22,000		22,400	27,900
Health and Life Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,300		5,000		5,300	5,800
Interest cost	3,000		11,900		11,700	11,700
Expected return on plan assets	(6,100)		(24,200)		(24,400)	(23,300)
Recognized prior service cost (credit)	(4,400)		(15,800)		(17,600)	(17,700)
Recognized actuarial loss	0		0		0	1,200
Settlement charge	0		0		0	0
Other adjustments	0		700		0	0
Net periodic benefit cost (income)	(6,200)		(22,400)		(25,000)	(22,300)
Allocation to affiliates	800		2,600		3,100	1,400
Adjusted net periodic benefit cost (income)	(5,400)		(19,800)		(21,900)	(20,900)
Amount allocated to construction projects	(200)		(800)		4,000	4,600
Amount deferred as regulatory asset (liability)-net allocations	0		0		0	0
Amount charged (credited) to expense	$ (5,600)		$ (20,600)		$ (17,900)	$ (16,300)